Segment Reporting (Tables)	3 Months Ended
Mar. 31, 2020
Segment Reporting [Abstract]
Financial Data on CHMI's Segments with Reconciliation
Summary financial data with respect to the Company’s segments is given below, together with a reconciliation to the same data for the Company as a whole (dollars in thousands):

	Servicing Related Assets	RMBS	All Other	Total
Income Statement
Three Months Ended March 31, 2020
Interest income	$1,641	$18,608	$-	$20,249
Interest expense	1,709	10,582	-	12,291
Net interest income (expense)	(68)	8,026	-	7,958
Servicing fee income	19,519	-	-	19,519
Servicing costs	5,840	-	-	5,840
Net servicing income	13,679	-	-	13,679
Other income (expense)	(78,072)	166	-	(77,906)
Other operating expenses	600	-	4,121	4,721
Benefit from corporate business taxes	(12,154)	-	-	(12,154)
Net Income (Loss)	$(52,907)	$8,192	$(4,121)	$(48,836)

Three Months Ended March 31, 2019
Interest income	$258	$16,711	$-	$16,969
Interest expense	1,188	9,556	-	10,744
Net interest income (expense)	(930)	7,155	-	6,225
Servicing fee income	17,188	-	-	17,188
Servicing costs	3,821	-	-	3,821
Net servicing income	13,367	-	-	13,367
Other expense	(24,967)	(17,956)	-	(42,923)
Other operating expenses	492	-	2,280	2,772
Benefit from corporate business taxes	(3,719)	-	-	(3,719)
Net Loss	$(9,303)	$(10,801)	$(2,280)	$(22,384)

	Servicing Related Assets	RMBS	All Other	Total
Balance Sheet
March 31, 2020
Investments	$222,642	$1,598,999	$-	$1,821,641
Other assets	62,135	133,738	102,980	298,853
Total assets	284,777	1,732,737	102,980	2,120,494
Debt	171,776	1,565,232	-	1,737,008
Other liabilities	13,617	25,289	12,286	51,192
Total liabilities	185,393	1,590,521	12,286	1,788,200
Book value	$99,384	$142,216	$90,694	$332,294

December 31, 2019
Investments	$291,111	$2,508,360	$-	$2,799,471
Other assets	39,742	80,207	25,145	145,094
Total assets	330,853	2,588,567	25,145	2,944,565
Debt	166,989	2,337,638	-	2,504,627
Other liabilities	10,043	16,503	14,017	40,563
Total liabilities	177,032	2,354,141	14,017	2,545,190
Book value	$153,821	$234,426	$11,128	$399,375